PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	May 31, 2021	Nov. 30, 2020	Nov. 30, 2019
Prepaid Expense and Other Assets, Current [Abstract]
VAT receivables	$ 562,000	$ 572,000	$ 147,457
Advance payment for inventory	232,000	677,000	7,470
Prepaid legal fees			55,862
Prepaid insurance	245,000	16,000
Security deposit - MA lease			92,000
Other	243,000	126,000	74,516
Total	$ 1,282,000	$ 1,391,000	$ 377,305